Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 201,800,000.00
Total Fee Amount	27,868.58
Total Offset Amount	0.00
Net Fee	$ 27,868.58
Offering Table N/A
Offset Table N/A	N/A